Annual Total Returns [BarChart] - Carillon Scout Mid Cap Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	0.32%
Annual Return 2012	9.89%
Annual Return 2013	37.68%
Annual Return 2014	4.09%
Annual Return 2015	1.41%
Annual Return 2016	18.31%
Annual Return 2017	24.02%
Annual Return 2018	(9.74%)
Annual Return 2019	20.76%
Annual Return 2020	27.27%